Document and Entity Information	21 Months Ended
Dec. 31, 2015
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Trading Symbol	hsm
Entity Registrant Name	HELIUS MEDICAL TECHNOLOGIES, INC.
Entity Central Index Key	0001610853
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY